Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cost:
Building	¥ 11,242
Office equipment, furniture and fixtures	12,189		3,920
Motor vehicles	7,122		1,932
Leasehold improvements	8,342		737
Sub-total	38,895		6,589
Accumulated depreciation	(5,759)		(5,023)
Property, plant and equipment, Cost	33,136		1,566
Construction in progress	53,640
Property, plant and equipment, net	¥ 86,776	$ 11,941	¥ 1,566